Credit substitutes (Tables)	12 Months Ended
Mar. 31, 2023
Credit substitutes by bank's internal credit quality indicators
The fair value of credit substitutes by the Bank’s internal credit quality indicators and amounts provided for non-performing credit substitutes is as follows:

	As of March 31,
	2022		2023		2023

	(In millions)

Pass	Rs.	583,020.2	Rs.	503,187.8	US$	6,122.3
Non-performing—gross balance		—		—		—
Less: Non-performing losses		—		—		—

Non-performing credit substitutes, net		—		—		—

Total credit substitutes, net	Rs.	583,020.2	Rs.	503,187.8	US$	6,122.3

Impaired credit substitutes
The following table provides information on non-performing credit substitutes as
o
f March 31, 2022 and March 31, 2023:

As of March 31,
	2022		2023		2023

(In millions)
Gross non-performing credit substitutes	Rs	—	Rs	—	US$ —
Gross non-performing credit substitutes by industry	Rs.	—	Rs.	—	US$ —
Average non-performing credit substitutes	Rs.	—	Rs.	—	US$ —
Interest income recognized on non-performing credit substitutes	Rs.	—	Rs.	—	US$ —